26. CAPITAL DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Capital Disclosures
Schedule of company's capital

The Company’s capital at the end of the year was as follows:

As at December 31,	2017	2016
Shareholders’ equity (excluding reserves)	$1,121,090	$1,126,598
Debt financing (excluding deferred financing costs, prepayment option and interest rate floor)	$3,645,195	$3,930,048